Share-based compensation (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended															12 Months Ended		0 Months Ended			48 Months Ended		1 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Restricted shares USD ($) item	Dec. 31, 2013 Restricted shares CNY	Dec. 31, 2012 Restricted shares USD ($)	Dec. 31, 2012 Restricted shares CNY	Dec. 31, 2011 Restricted shares USD ($)	Dec. 31, 2011 Restricted shares CNY	Dec. 31, 2013 Restricted shares Maximum	Dec. 31, 2013 Restricted shares CEO and Chairman CNY	Dec. 31, 2012 Restricted shares CEO and Chairman USD ($)	Dec. 31, 2012 Restricted shares CEO and Chairman CNY	Dec. 31, 2011 Restricted shares CEO and Chairman CNY	Dec. 31, 2010 Restricted shares CEO and Chairman USD ($)	Dec. 31, 2013 Restricted shares Founders of NeoTasks	Dec. 31, 2011 Restricted shares Founders of NeoTasks CNY	Feb. 23, 2010 Restricted shares CEO	Feb. 23, 2010 Restricted shares Chairman or Co-founder	Dec. 05, 2008 Duowan BVI Founders of NeoTasks USD ($) item	Dec. 31, 2013 Duowan BVI Restricted shares Non-employee	Dec. 31, 2013 Duowan BVI Restricted shares Employees	Oct. 31, 2009 Duowan BVI Restricted shares Founders of NeoTasks CNY
Share-based compensation
Awards vesting after 24 months of the grant date (as a percent)				50.00%	50.00%
Period after the grant date after which 50% of awards will vest				24 months	24 months
Awards vesting in two equal installments over the following 24 months (as a percent)				50.00%	50.00%
Number of equal installments in which award will vest				2	2
Period over which awards will vest in two equal installments				24 months	24 months
Period from receipt of the notification to deliver a properly signed agreement after which service vested shares held by leaving employee shall automatically lapse and expire										30 days
Number of founders to whom warrants were granted																				2
Warrants granted (in shares)																				26,873,070
Exercise price of warrants (in dollars per share)																				$ 0
Incremental charge recognized upon conversion of warrants into restricted shares																							0
Vesting period																			4 years				3 years
Percentage of awards vesting after the second anniversary																			50.00%
Percentage of awards vesting each year after the second anniversary																			25.00%
Percentage of awards vesting annually																							0.33%
Number of restricted shares
Outstanding at the beginning of the period (in shares)				18,230,801	18,230,801	43,285,101	43,285,101	48,486,036	48,486,036			29,678,483	29,678,483		29,678,483		8,957,690
Granted (in shares)								10,846,800	10,846,800									13,369,813	29,678,483		100,000	61,250,677
Forfeited (in shares)				(1,581,789)	(1,581,789)	(3,673,580)	(3,673,580)	(2,726,024)	(2,726,024)
Vested (in shares)				(11,975,287)	(11,975,287)	(21,380,720)	(21,380,720)	(13,321,711)	(13,321,711)			(29,678,483)	(29,678,483)				(8,957,690)
Outstanding at the end of the period (in shares)				4,673,725	4,673,725	18,230,801	18,230,801	43,285,101	43,285,101						29,678,483
Expected to vest at the end of the period (in shares)				4,449,366	4,449,366
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)				$ 0.4898		$ 0.4885		$ 0.2936				$ 0.1875			$ 0.1875
Granted (in dollars per share)								$ 0.9362
Forfeited (in dollars per share)				$ 0.8726		$ 0.4945		$ 0.3917
Vested (in dollars per share)				$ 0.3906		$ 0.4864		$ 0.1636				$ 0.1875
Outstanding at the end of the period (in dollars per share)				$ 0.6144		$ 0.4898		$ 0.4885							$ 0.1875
Expected to vest at the end of the period (in dollars per share)				$ 0.6120
Additional disclosures
Total fair value of awards vested											0		35,924	0
Shared-based compensation	117,096	100,351	135,001		7,300		36,371		57,805				9,624	14,143			27,726
Total unrecognized compensation expense					5,873						0
Weighted average period over which unrecognized compensation expense is expected to be recognized				6 months 14 days	6 months 14 days
Minimum period for which awards holders must be exposed to fluctuation of the market value of the shares to stop re-measured of awards at the end of each reporting period																6 months